Financial Instruments	12 Months Ended
Mar. 31, 2012
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
27.	FINANCIAL INSTRUMENTS

The Company’s financial instruments that are subject to credit risks are limited to its cash and cash equivalents, time deposits, restricted cash, available-for-sale investments, accounts and bills receivable, financial assets included in deposits and other assets, amounts due from a jointly-controlled entity and a related party.

The Company’s financial assets and liabilities are recognized initially at cost which is the fair value of the consideration given (in the case of assets) or received (in the case of liabilities). Transaction costs are included in the initial measurement of all financial assets and liabilities. Subsequent to initial recognition, assets and liabilities are either valued at cost, amortized cost using the effective interest rate method or fair value, depending on classification.

The following table sets forth the carrying values and estimated fair values of the Company’s financial assets and liabilities recognized as of March 31, 2012 and 2011. There were no material unrecognized financial assets and liabilities as of March 31, 2012 and 2011.

	Carrying value		Fair value
	2012	2011	2012	2011
	US$	US$	US$	US$
Current financial assets:
Cash and cash equivalents	39,792,733	19,205,184	39,792,733	19,205,184
Time deposits	—	1,534,204	—	1,534,204
Restricted cash	4,546,062	19,460,845	4,546,062	19,460,845
Available-for-sale investments	2,006,066	6,692	2,006,066	6,692
Accounts and bills receivable, net	30,273,062	35,632,294	30,273,062	35,632,294
Financial assets included in deposits and other assets	401,815	749,639	401,815	749,639
Amount due from a related party	11,798	28,737	11,798	28,737
Amount due from a jointly-controlled entity	—	13,694	—	13,694

	77,031,536	76,631,289	77,031,536	76,631,289
Non-current financial assets:
Available-for-sale investments	1,033,800	3,009,200	1,033,800	3,009,200

Total financial assets	78,065,336	79,640,489	78,065,336	79,640,489

	Carrying value		Fair value
	2012	2011	2012	2011
	US$	US$	US$	US$
Current financial liabilities:
Short term loans	4,000,000	12,585,054	4,000,000	12,585,054
Accounts payable and bills payable	8,163,510	11,631,692	8,163,510	11,631,692
Accrued salaries, allowances and other employee benefits	3,102,335	5,607,570	3,102,335	5,607,570
Other accrued liabilities	6,637,851	7,576,062	6,637,851	7,576,062

Total financial liabilities	21,903,696	37,400,378	21,903,696	37,400,378

The carrying amounts of the Company’s cash and cash equivalents, restricted cash, time deposits, accounts and bills receivable, financial assets included in deposits and other assets, amounts due from a jointly-controlled entity and a related party, accounts payable, discounted bills, accrued salaries, allowances and other employee benefits and other accrual liabilities approximate to their fair values because of their short maturities. The available-for-sale investments are stated at quoted market price.

The Company’s cash and cash equivalents, restricted cash, and time deposits are placed primarily with banking institutions with high credit ratings. The Company performs periodic credit standing evaluation of those banking institutions to limit the Company’s exposure to any significant credit risks.

The Company’s accounts and bills receivable largely represent amounts due from the Company’s principal customers. Receivable balances are monitored on an ongoing basis and the Company’s exposure to bad debts is not significant. The Company does not require collateral or other credit enhancement for any of its financial assets.

If the counterparties to the above financial assets fail to perform completely under the terms of their contract/arrangement, the maximum loss, based on the gross fair value of the financial instruments, due to this credit risk would be US$78,065,336 and US$79,640,489 as at March 31, 2012 and 2011, respectively.